UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22690

Tortoise Energy Independence Fund, Inc.
(Exact name of registrant as specified in charter)

11550 Ash Street, Suite 300, Leawood, KS 66211
(Address of principal executive offices) (Zip code)

Terry Matlack
Diane Bono
11550 Ash Street, Suite 300, Leawood, KS 66211

(Name and address of agent for service)

913-981-1020
Registrant's telephone number, including area code

Date of fiscal year end: November 30

Date of reporting period: August 31, 2013

Item 1. Schedule of Investments.

Tortoise Energy Independence Fund, Inc.
SCHEDULE OF INVESTMENTS (Unaudited)

	August 31, 2013
Common Stock - 82.6%(1)	Shares	Fair Value
Natural Gas Pipelines - 3.1%(1)
United States - 3.1%(1)
EQT Corporation	138,100	$11,837,932

Oil and Gas Production - 79.5%(1)
Canada - 11.0%(1)
ARC Resources Ltd.	334,600	8,011,594
Canadian Natural Resources Limited(2)	181,800	5,566,716
Cenovus Energy Inc.	222,200	6,386,028
Crescent Point Energy Corp.	285,700	10,421,147
Enerplus Corporation	275,800	4,581,038
Penn West Petroleum Ltd.	6,400	71,872
Suncor Energy Inc.	183,200	6,204,984
The Netherlands - 2.0%(1)
Royal Dutch Shell plc (ADR)	114,500	7,395,555
United Kingdom - 2.1%(1)
BP p.l.c. (ADR)	192,800	7,962,640
United States - 64.4%(1)
Anadarko Petroleum Corporation(2)	266,300	24,345,146
Apache Corporation(2)	163,000	13,965,840
Cabot Oil & Gas Corporation(2)	345,800	13,531,154
Chesapeake Energy Corporation(2)	478,400	12,347,504
Chevron Corporation	70,400	8,478,272
Concho Resources Inc.(2)(3)	79,900	7,711,149
ConocoPhillips	138,700	9,195,810
Continental Resources, Inc.(2)(3)	203,100	18,738,006
EOG Resources, Inc.(2)	176,900	27,782,145
Hess Corporation(2)	53,500	4,004,475
Jones Energy, Inc.(3)	306,870	4,557,019
Marathon Oil Corporation(2)	280,400	9,654,172
Noble Energy, Inc.	72,800	4,472,104
Occidental Petroleum Corporation	239,000	21,082,190
Pioneer Natural Resources Company(2)	194,700	34,066,659
Range Resources Corporation(2)	197,500	14,808,550
Southwestern Energy Company(2)(3)	113,000	4,316,600
Whiting Petroleum Corporation(2)(3)	163,300	8,241,751
		297,900,120

Total Common Stock (Cost $274,063,418)		309,738,052

Master Limited Partnerships and Related Companies - 32.4% (1)
Crude/Refined Products Pipelines - 8.8% (1)
United States - 8.8%(1)
Buckeye Partners, L.P.	45,700	3,199,000
Enbridge Energy Management, L.L.C.(4)(5)	410,726	12,317,671
Magellan Midstream Partners, L.P.(4)	75,000	4,069,500
MPLX LP(4)	117,232	4,185,182
Phillips 66 Partners LP	65,900	2,027,743
Plains All American Pipeline, L.P.(4)	72,000	3,640,320
Rose Rock Midstream, L.P.	32,489	1,061,416
Tesoro Logistics LP(4)	47,000	2,519,200
		33,020,032
Natural Gas/Natural Gas Liquids Pipelines - 8.4%(1)
United States - 8.4%(1)
Energy Transfer Partners, L.P.(4)	180,800	9,269,616
Enterprise Products Partners L.P.(4)	22,900	1,360,718
Kinder Morgan Management, LLC(4)(5)	140,859	11,246,169
Regency Energy Partners LP(4)	252,300	6,819,669
Williams Partners L.P.(4)	57,300	2,826,609
		31,522,781
Natural Gas Gathering/Processing - 4.2%(1)
United States - 4.2%(1)
Access Midstream Partners, L.P.(4)	58,900	2,686,429
DCP Midstream Partners, LP(4)	71,400	3,422,202
Targa Resources Partners LP(4)	95,800	4,680,788
Western Gas Equity Partners, LP(4)	70,627	2,781,291
Western Gas Partners LP	34,300	2,028,502
		15,599,212
Oil and Gas Production — 11.0%(1)
United States — 11.0%(1)
BreitBurn Energy Partners L.P.(4)	513,200	9,068,244
EV Energy Partners, L.P.(4)	82,800	3,021,372
Legacy Reserves, L.P.(4)	299,055	8,068,504
Linn Energy, LLC(4)	221,800	5,347,598
Pioneer Southwest Energy Partners L.P.(4)	243,200	9,946,880
Vanguard Natural Resources, LLC(4)	212,100	5,822,145
		41,274,743

Total Master Limited Partnerships and Related Companies (Cost $109,897,343)		121,416,768

Short-Term Investment - 0.0%(1)
United States Investment Company - 0.0%(1)
Fidelity Institutional Money Market Portfolio - Class I, 0.05%(6) (Cost $42,427)	42,427	42,427

Total Investments - 115.0%(1) (Cost $384,003,188)		431,197,247
Total Value of Options Written (Premiums received $1,547,996) - (0.3%)(1)		(1,335,554)
Other Assets and Liabilities - (14.7%)(1)		(54,984,900)
Total Net Assets Applicable to Common Stockholders - 100.0%(1)		$374,876,793

(1) Calculated as a percentage of net assets applicable to common stockholders.
(2)	All or a portion of the security represents cover for outstanding call option contracts written.
(3) Non-income producing security.
(4)	All or a portion of the security is segregated as collateral for the margin borrowing facility.
(5) Security distributions are paid-in-kind.
(6) Rate indicated is the current yield as of August 31, 2013.

Key to abbreviation
ADR = American Depository Receipts

Tortoise Energy Independence Fund, Inc.
SCHEDULE OF OPTIONS WRITTEN (Unaudited)
August 31, 2013

Call Options Written	Expiration Date	Strike Price	Contracts	Fair Value
Anadarko Petroleum Corporation	September 2013	$ 97.50	2,000	$ (86,000)
Apache Corporation	September 2013	87.50	1,630	(182,560)
Cabot Oil & Gas Corporation	September 2013	40.00	3,458	(259,350)
Canadian Natural Resources Limited	September 2013	32.00	1,818	(63,630)
Chesapeake Energy Corporation	September 2013	27.00	4,784	(143,520)
Concho Resources Inc.	September 2013	100.00	799	(87,890)
Continental Resources, Inc.	September 2013	100.00	2,031	(50,775)
EOG Resources, Inc.	September 2013	170.00	1,769	(90,219)
Hess Corporation	September 2013	80.00	535	(12,305)
Marathon Oil Corporation	September 2013	37.00	1,000	(11,000)
Pioneer Natural Resources Company	September 2013	185.00	1,947	(243,375)
Range Resources Corporation	September 2013	85.00	1,975	(17,775)
Southwestern Energy Company	September 2013	40.00	1,130	(46,330)
Whiting Petroleum Corporation	September 2013	55.00	1,633	(40,825)

Total Value of Call Options Written (Premiums received $1,547,996)				$ (1,335,554)

Various inputs are used in determining the fair value of the Company’s financial instruments.  These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments
Level 2 – other significant observable inputs (including quoted prices for similar investments, market corroborated inputs, etc.)
Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table provides the fair value measurements of applicable Company assets and liabilities by level within the fair value hierarchy as of August 31, 2013.  These assets and liabilities are measured on a recurring basis.

Description	Fair Value at August 31, 2013	Level 1	Level 2	Level 3
Assets
Equity Securities:
Common Stock(a)	$309,738,052	$309,738,052	$-	$-
Master Limited Partnerships and Related Companies(a)	121,416,768	121,416,768	-	-
Total Equity Securities	431,154,820	431,154,820	-	-
Other Securities:
Short-Term Investment(b)	42,427	42,427	-	-
Total Assets	$431,197,247	$431,197,247	$-	$-
Liabilities
Written Call Options	$1,335,554	$1,335,554	$-	$-

(a)	All other industry classifications are identified in the Schedule of Investments.
(b)	Short-term investment is a sweep investment for cash balances in the Company at August 31, 2013.

The Company did not hold any Level 3 securities during the period ended August 31, 2013.

Valuation Techniques
In general, and where applicable, the Company uses readily available market quotations based upon the last updated sales price from the principal market to determine fair value.  This pricing methodology applies to the Company’s Level 1 investments and liabilities.

An equity security of a publicly traded company acquired in a private placement transaction without registration under the Securities Act of 1933, as amended (the “1933 Act”), is subject to restrictions on resale that can affect the security's fair value.  If such a security is convertible into publicly-traded common shares, the security generally will be valued at the common share market price adjusted by a percentage discount due to the restrictions and categorized as Level 2 in the fair value hierarchy.  If the security has characteristics that are dissimilar to the class of security that trades on the open market, the security will generally be valued and categorized as Level 3 in the fair value hierarchy.

The Company utilizes the beginning of reporting period method for determining transfers between levels.  There were no transfers between levels for the period ended August 31, 2013.
As of August 31, 2013, the aggregate cost of securities for federal income tax purposes was $380,083,699.  The aggregate gross unrealized appreciation for all securities in which there was an excess of fair value over tax cost was $58,559,238, the aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over fair value was $7,445,690 and the net unrealized appreciation was $51,113,548.

Item 2. Controls and Procedures.
(a)
The registrant’s Chief Executive Officer and its Chief Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.
Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tortoise Energy Independence Fund, Inc.

Date: October 24, 2013	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Tortoise Energy Independence Fund, Inc.

Date: October 24, 2013	By:	/s/ Terry Matlack
Terry Matlack
Chief Executive Officer

Tortoise Energy Independence Fund, Inc.

Date: October 24, 2013	By:	/s/ P. Bradley Adams
P. Bradley Adams
Chief Financial Officer